Equity (Details) - Schedule of Issuance of Ordinary Shares	Sep. 30, 2023 USD ($) shares		Sep. 30, 2023 JPY (¥) shares
May 24, 2019 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	10,000,000		10,000,000
Ordinary shares,Accumulated	10,000,000		10,000,000
Ordinary shares Amount (in Yen and Dollars)	$ 81,248		¥ 10,000,000
June 30, 2021 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	2,312,500		2,312,500
Ordinary shares,Accumulated	12,312,500		12,312,500
Ordinary shares Amount (in Yen and Dollars)	$ 1,681,098		¥ 185,000,000
December 28, 2021 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	975,000		975,000
Ordinary shares,Accumulated	13,287,500		13,287,500
Ordinary shares Amount (in Yen and Dollars)	$ 1,697,376		¥ 195,000,000
February 28, 2022 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	200,000		200,000
Ordinary shares,Accumulated	13,487,500		13,487,500
Ordinary shares Amount (in Yen and Dollars)	$ 608,114		¥ 70,000,000
March 28, 2022 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	242,858		242,858
Ordinary shares,Accumulated	13,730,358		13,730,358
Ordinary shares Amount (in Yen and Dollars)	$ 689,658		¥ 85,000,300
December 15, 2022 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	215,718		215,718
Ordinary shares,Accumulated	13,946,076		13,946,076
Ordinary shares Amount (in Yen and Dollars)	$ 547,432		¥ 75,501,300
January 31, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	571,930		571,930
Ordinary shares,Accumulated	14,518,006		14,518,006
Ordinary shares Amount (in Yen and Dollars)	$ 878,743		¥ 114,386,000
February 28, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	857,143		857,143
Ordinary shares,Accumulated	15,375,149		15,375,149
Ordinary shares Amount (in Yen and Dollars)	$ 2,204,424		¥ 300,000,050
March 29, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	40,000		40,000
Ordinary shares,Accumulated	15,415,159		15,415,159
Ordinary shares Amount (in Yen and Dollars)	$ 150,726		¥ 20,000,000
March 30, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	40,000		40,000
Ordinary shares,Accumulated	15,455,159		15,455,159
Ordinary shares Amount (in Yen and Dollars)	$ 150,700		¥ 20,000,000
March 31, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	1,735,724		1,735,724
Ordinary shares,Accumulated	17,190,873		17,190,873
Ordinary shares Amount (in Yen and Dollars)	$ 4,576,297		¥ 607,503,400
April 1, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	20,000		20,000
Ordinary shares,Accumulated	17,210,873		17,210,873
Ordinary shares Amount (in Yen and Dollars)	$ 75,330		¥ 10,000,000
April 3, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	20,000		20,000
Ordinary shares,Accumulated	17,230,873		17,230,873
Ordinary shares Amount (in Yen and Dollars)	$ 75,558		¥ 10,000,000
April 10, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	200,000		200,000
Ordinary shares,Accumulated	17,430,873		17,430,873
Ordinary shares Amount (in Yen and Dollars)	$ 747,664		¥ 100,000,000
April 11, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	20,000		20,000
Ordinary shares,Accumulated	17,450,873		17,450,873
Ordinary shares Amount (in Yen and Dollars)	$ 74,834		¥ 10,000,000
April 12, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	20,000		20,000
Ordinary shares,Accumulated	17,470,873		17,470,873
Ordinary shares Amount (in Yen and Dollars)	$ 75,048		¥ 10,000,000
April 24, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	92,000		92,000
Ordinary shares,Accumulated	17,562,873		17,562,873
Ordinary shares Amount (in Yen and Dollars)	$ 342,236		¥ 46,000,000
April 25, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	6,000		6,000
Ordinary shares,Accumulated	17,568,873		17,568,873
Ordinary shares Amount (in Yen and Dollars)	$ 22,396		¥ 3,000,000
April 28, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	40,000		40,000
Ordinary shares,Accumulated	17,608,873		17,608,873
Ordinary shares Amount (in Yen and Dollars)	$ 147,070		¥ 20,000,000
August 31, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued		[1]		[1]
Ordinary shares,Accumulated	35,217,746	[1]	35,217,746	[1]
Ordinary shares Amount (in Yen and Dollars)		[1]		[1]
August 31, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	2,857,142	[2]	2,857,142	[2]
Ordinary shares,Accumulated	38,074,888	[2]	38,074,888	[2]
Ordinary shares Amount (in Yen and Dollars)		[2]		[2]
September 30, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued		[3]		[3]
Ordinary shares,Accumulated	38,074,888	[3]	38,074,888	[3]
Ordinary shares Amount (in Yen and Dollars)		[3]		[3]
October 20, 2021 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued	1,428,571		1,428,571
Ordinary shares,Accumulated	1,428,571		1,428,571
Ordinary shares Amount (in Yen and Dollars)	$ 875,350		¥ 99,999,970
March 31, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued		[1]		[1]
Ordinary shares,Accumulated	2,857,142	[1]	2,857,142	[1]
Ordinary shares Amount (in Yen and Dollars)		[1]		[1]
October 21, 2023 [Member]
Class of Stock [Line Items]
Ordinary shares,Issued		[4]		[4]
Ordinary shares,Accumulated		[4]		[4]
Ordinary shares Amount (in Yen and Dollars)		[4]		[4]

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.
[2]	Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.
[3]	On July 20, 2023, the Company’s board of directors approved a share split of the outstanding Ordinary Shares and Series A convertible preferred shares at a ratio of 1:2, which was based on a record date of August 31, 2023 and became effective on September 1, 2023, resulting in 38,074,888 Ordinary Shares being issued and outstanding and 2,857,142 Series A convertible preferred shares being issued after the share split.
[4]	On July 20, 2023, the Company’s board of directors approved a share split of the Company’s outstanding Ordinary Shares and Series A convertible preferred shares at a ratio of 1:2, which was based on a record date of August 31, 2023 and became effective on September 1, 2023, resulting in 38,074,888 Ordinary Shares being issued and outstanding and 2,857,142 Series A convertible preferred shares being issued after the share split. Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.